Property, plant and equipment (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Opening amount	SFr 22,604	SFr 41,121
Additions	1,273	6,842
Depreciation charge	(3,759)	(25,359)
Assets transferred to Neurosterix Pharma Srl	(18,987)
Closing amount	1,131	22,604	SFr 41,121
Research and development expense
Property, plant and equipment
Depreciation charge	(3,096)	(22,572)	(26,615)
General and administration expense
Property, plant and equipment
Depreciation charge	(663)	(2,787)	(4,956)
Cost
Property, plant and equipment
Opening amount	2,935,980
Assets transferred to Neurosterix Pharma Srl	(2,596,458)
Disposals	(256,020)
Closing amount	84,775	2,935,980
Decrease in property plant and equipment	(2,851,205)
Accumulated depreciation
Property, plant and equipment
Opening amount	(2,913,376)
Closing amount	(83,644)	(2,913,376)
Equipment
Property, plant and equipment
Opening amount	22,604	41,121
Additions	1,273	6,842
Depreciation charge	(3,759)	(25,359)
Assets transferred to Neurosterix Pharma Srl	(18,987)
Closing amount	1,131	22,604	SFr 41,121
Equipment | Cost
Property, plant and equipment
Opening amount	1,721,251
Closing amount	84,775	1,721,251
Equipment | Accumulated depreciation
Property, plant and equipment
Opening amount	(1,698,647)
Closing amount	(83,644)	(1,698,647)
Furniture and fixtures | Cost
Property, plant and equipment
Opening amount	7,564
Closing amount		7,564
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Opening amount	(7,564)
Closing amount		(7,564)
Chemical library | Cost
Property, plant and equipment
Opening amount	1,207,165
Closing amount		1,207,165
Chemical library | Accumulated depreciation
Property, plant and equipment
Opening amount	SFr (1,207,165)
Closing amount		SFr (1,207,165)